Loans and Allowance for Credit Losses - Disclosure of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 8,974	$ 6,734
Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	4,110	4,728
Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	4,864	2,006
1 to 29 days [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	6,317	4,716
1 to 29 days [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	2,539	3,173
1 to 29 days [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	3,778	1,543
30 to 89 days [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	2,431	1,829
30 to 89 days [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,353	1,369
30 to 89 days [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,078	460
90 Days and Greater [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	226	189
90 Days and Greater [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	218	186
90 Days and Greater [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 8	$ 3